Accrued Expenses and Other Current Liabilities (Tables)	12 Months Ended
Mar. 31, 2025
Accrued Expenses and Other Current Liabilities [Abstract]
Schedule of Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities consisted of the following:

	As of March 31,
	2025	2024
Accrued payroll and employee benefits (1)	$1,206,543	$1,325,178
Others (2)	138,667	198,665
Total	$1,345,210	$1,523,843

(1)	Accrued payroll and employee benefits mainly include employee salary accrued for current month and is to be paid in the following month, plus accrued employee social security insurance and housing fund in accordance with PRC labor laws.

(2)	Others mainly include rental fee payables, utilities fee payables, other professional fee payables, as well as miscellaneous expenses to support the Company’s daily operations.